Description of Business and Summary of Accounting Principles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of Business and Summary of Accounting Principles
Schedule of shares excluded from the calculation of diluted loss per share because such amounts were antidilutive

	2023	2022
Shares issuable upon conversion of Series A Preferred Stock	—	9,795,106
Shares issuable upon conversion of Series B Preferred Stock	—	6,391,334
Shares issuable upon conversion of Series C Preferred	—	—
Shares issuable upon exercise of warrants	2,373,348	2,231,174
Shares issuable upon exercise of stock options	4,881,491	3,244,066
Total	7,254,839	21,661,680

	2022	2021
Shares issuable upon conversion of Series A Preferred Stock	9,795,118	9,795,118
Shares issuable upon conversion of Series B Preferred Stock	6,391,334	3,486,962
Shares issuable upon conversion of Series C Preferred	876,734	—
Shares issuable upon exercise of warrants	2,361,926	2,003,406
Shares issuable upon exercise of stock options	4,851,666	2,759,264
Total	24,276,642	18,044,750